Share-based Compensation - Restricted share units issued by Beijing Duoke to employees of Beijing Duoke (Details) - Restricted share units ¥ in Thousands			1 Months Ended	12 Months Ended
	Jun. 19, 2017 shares	Dec. 19, 2016 shares	Dec. 31, 2016 CNY (¥) employee shares	Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares granted (in shares)				7,772,731
Beijing Duoke | 2016 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares reserved for issuance (as a percent)			20.00%
Shares reserved for issuance (in shares)			157,024,000
Vesting period			4 years
Vesting rights (as a percent)			0.25%
Beijing Duoke | Employees
Share-based Compensation Arrangement by Share-based Payment Award
Shares granted (in shares)	7,772,731	63,728,544	9,382,236
Number of employees to whom the RSUs were granted | employee			5
Weighted average unvested period			4 years
Incremental compensation cost | ¥			¥ 1,920
Xieli | Employees
Share-based Compensation Arrangement by Share-based Payment Award
Number of employees to whom the RSUs were granted | employee			5
Weighted average unvested period			1 year 9 months 18 days